Document And Entity Information	Jun. 20, 2019
Document Information [Line Items]
EntityRegistrantName	BIO-TECHNE Corp
DocumentType	8-K
DocumentPeriodEndDate	Jun. 20, 2019
EntityIncorporationStateCountryCode	MN
EntityFileNumber	0-17272
EntityTaxIdentificationNumber	41-1427402
EntityAddressAddressLine1	614 McKinley Place NE
EntityAddressCityOrTown	Minneapolis
EntityAddressStateOrProvince	MN
EntityAddressPostalZipCode	55413
CityAreaCode	612
LocalPhoneNumber	379-8854
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Security12bTitle	Common Stock
TradingSymbol	TECH
SecurityExchangeName	NASDAQ
AmendmentFlag	false
EntityCentralIndexKey	0000842023
EntityEmergingGrowthCompany	false